AIG
                               MONEY MARKET FUND
                               SEMI-ANNUAL REPORT
                                 April 30, 1998


                                 [Logo Omitted]

                                   ADVISED BY
                          AIG CAPITAL MANAGEMENT CORP.

THE AIG MONEY MARKET FUND
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS, APRIL 30, 1998


Dear Shareholder:

We are pleased to provide you with this report on the AIG Money Market Fund (the "Fund") for its semi-annual reporting period ending April 30, 1998.

During the reporting period, the Fund continued to provide competitive money market returns while seeking to preserve principal value and maintain a high degree of liquidity. The U.S. economy was characterized by robust growth and low inflation accompanied by considerable volatility in the equity and bond markets.

Global financial markets experienced extreme volatility as instability plagued the Southeast Asia and Japan, affecting the climate for an interest rate change in the United States. At its most recent meeting in March, the Federal Reserve Board left the federal funds rate unchanged. The U.S. Dollar's position as the world's pre-eminent reserve currency has put an added burden on the Federal Reserve Board. The main concern, that an interest rate increase would reverberate throughout the already fragile global financial system, and especially endanger hopeful recoveries in Southeast Asia, has almost certainly stayed the Fed's hand from tightening rates.

Short term interest rates fell from highs reached in December as the market began discounting a Fed rate hike because of the Asian instability. Short term rates exhibited moderate volatility over the remainder of the reporting period amid speculation on whether the Federal Reserve Board would raise interest rates to keep the economy from overheating and inflation from accelerating. Despite the latest Non-farm Payrolls report for March, which showed a surprising drop of 24,000 jobs, the first quarter average payrolls gain of 211,000 and the reported 4.7% Unemployment Rate (down from 5.2% in March of 1997) indicate that the U.S. labor market is tightening further. The implied threat of wage-push inflation will continue to be a concern for the Federal Reserve Board.

The Fund continued to maintain a conservative weighted average maturity in its portfolio, which stood at 39 days on April 30, 1998. This figure is shorter than the average Prime Institutional Fund as reported by IBC, which is primarily attributable to the Fund's higher concentration in short term bank obligations and commercial paper. The Fund's weighted average maturity will be maintained at current levels unless prospective market yields warrant an extension strategy. The following pages contain information on the Fund's performance during the reporting period and its portfolio holdings at the end of the reporting period.

We appreciate your participation in the Fund.

Sincerely,

/S/SIGNATURE

Helen Stefanis
President
AIG Capital Management Corp.

STATEMENT OF NET ASSETS                                    AIG MONEY MARKET FUND
APRIL 30, 1998 (UNAUDITED)
================================================================================
AIG MONEY MARKET FUND

--------------------------------------------------------------------------------
  FACE
 AMOUNT                                           VALUE
  (000)                                           (000)
---------------------------------------------------------
COMMERCIAL PAPER* (71.8%)
---------------------------------------------------------
   BANK HOLDING COMPANIES (4.7%)
---------------------------------------------------------
          Citicorp
 $20,000    5.541, 05/01/98                      $20,000
---------------------------------------------------------
   BEAUTY PRODUCTS (4.7%)
---------------------------------------------------------
          Procter & Gamble
  20,000    5.527, 05/08/98                       19,978
---------------------------------------------------------
   CHEMICALS (4.7%)
---------------------------------------------------------
          Great Lakes Chemical (A)
  20,000    5.531, 05/01/98                       20,000
---------------------------------------------------------
   ELECTRICAL SERVICES (4.7%)
---------------------------------------------------------
          Duke Energy
  20,000    5.555, 06/08/98                       19,883
---------------------------------------------------------
   FOOD, BEVERAGE & TOBACCO (4.7%)
---------------------------------------------------------
          Coca-Cola
  20,000    5.522, 06/09/98                       19,881
---------------------------------------------------------
   GAS/NATURAL GAS (3.1%)
---------------------------------------------------------
          Consolidated Natural Gas
  13,400    5.524, 05/07/98                       13,388
---------------------------------------------------------
   HOUSEHOLD PRODUCTS (4.6%)
---------------------------------------------------------
          General Electric
  20,000    5.551, 06/26/98                       19,832
---------------------------------------------------------
   INSURANCE (4.7%)
---------------------------------------------------------
          Pacific Mutual Life Insurance
  20,000    5.541, 05/01/98                       20,000
---------------------------------------------------------
   MISCELLANEOUS BUSINESS CREDIT INSTITUTIONS (4.9%)
---------------------------------------------------------
          Glaxo Wellcome PLC (A)
  10,000    5.522, 05/20/98                        9,971
          Vattenfall Treasury
  11,000    5.577, 05/22/98                       10,965
---------------------------------------------------------
                                                  20,936
---------------------------------------------------------



--------------------------------------------------------------------------------
  FACE
 AMOUNT                                           VALUE
  (000)                                           (000)
---------------------------------------------------------
   NATIONAL COMMERCIAL BANKS (13.8%)
---------------------------------------------------------
          Bil North America
 $15,000    5.539, 06/01/98                      $14,929
          Commerzbank U.S. Finance
  14,000    5.518, 05/22/98                       13,956
          Dresdner U.S. Finance
  15,000    5.526, 05/18/98                       14,961
          UBS Finance
  15,000    5.531, 05/01/98                       15,000
---------------------------------------------------------
                                                  58,846
---------------------------------------------------------
   PERSONAL CREDIT INSTITUTIONS (7.0%)
---------------------------------------------------------
          Associates Corporation of North America
  15,000    5.544, 05/13/98                       14,972
          General Electric Capital Services
  15,000    5.515, 05/04/98                       14,993
---------------------------------------------------------
                                                  29,965
---------------------------------------------------------
   SECURITY BROKERS & DEALERS (9.3%)
---------------------------------------------------------
          Merrill Lynch
   5,000    5.535, 06/03/98                        4,975
  15,000    5.585, 06/10/98                       14,908
          Morgan Stanley, Dean Witter, Discover
  20,000    5.564, 07/06/98                       19,798
---------------------------------------------------------
                                                  39,681
---------------------------------------------------------
   WHOLESALE (0.9%)
---------------------------------------------------------
          Motorola
   4,000    5.522, 05/12/98                        3,993
---------------------------------------------------------
          TOTAL COMMERCIAL PAPER
            (Cost $306,383)                      306,383
---------------------------------------------------------
CERTIFICATES OF DEPOSIT (26.2%)
---------------------------------------------------------
          ABN Ambro Bank N.V.
  20,000    5.600, 09/03/98                       20,000
          Bank Austria
  20,000    5.520, 05/22/98                       20,000

     The accompanying notes are an integral part of the financial statements

STATEMENT OF NET ASSETS                                    AIG MONEY MARKET FUND
APRIL 30, 1998 (UNAUDITED)
================================================================================
AIG MONEY MARKET FUND (concluded)

--------------------------------------------------------------------------------
  FACE
 AMOUNT                                           VALUE
  (000)                                           (000)
---------------------------------------------------------
CERTIFICATES OF DEPOSIT (CONTINUED)
---------------------------------------------------------
          Bank of Montreal
 $20,000    5.530, 06/08/98                     $ 20,000
          Bank of Nova Scotia
  12,000    5.830, 07/21/98                       12,001
          Canadian Imperial Bank of Commerce
  20,000    5.525, 05/06/98                       20,000
          Credit Agricole Indosuez
  10,000    5.660, 02/26/99                        9,997
          Societe Generale
   5,000    5.550, 02/09/99                        4,994
          Westpac Banking
   5,000    5.885, 08/27/98                        5,001
---------------------------------------------------------
          TOTAL CERTIFICATES OF DEPOSIT
            (Cost $111,993)                      111,993
---------------------------------------------------------
REPURCHASE AGREEMENT (2.2%)
---------------------------------------------------------
          J.P. Morgan
            5.52%, dated 04/30/98,
            matures 05/01/98, repurchase
            price $9,421,444 (collateralized
            by U.S. Treasury Note (par value
            $9,276,000, 7.125%, 02/29/00:
   9,420    market value $9,608,762)               9,420
---------------------------------------------------------
          TOTAL REPURCHASE AGREEMENT
            (Cost $9,420)                          9,420
---------------------------------------------------------
          TOTAL INVESTMENTS (100.2%)
            (Cost $427,796)                      427,796
---------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET (-0.2%)           (749)
---------------------------------------------------------
          TOTAL NET ASSETS (100.0%)              427,047
---------------------------------------------------------

---------------------------------------------------------

                                                  VALUE
                                                  (000)
---------------------------------------------------------
NET ASSETS:
---------------------------------------------------------
          Portfolio Shares of Class A
           (unlimited authorization --
           no par value) based on
           306,100,178 outstanding
           shares of beneficial interest        $306,100
          Portfolio Shares of Class B
           (unlimited authorization --
           no par value) based on
           120,943,381 outstanding shares
           of beneficial interest                120,944
          Undistributed net investment income          3
---------------------------------------------------------
          TOTAL NET ASSETS (100.0%)             $427,047
---------------------------------------------------------
          Net Asset Value, Offering and Redemption
            Price Per Share -- Class A             $1.00
          Net Asset Value, Offering and Redemption
            Price Per Share -- Class B             $1.00
--------------------------------------------------------------------------------
(A) SECURITY SOLD WITHIN TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 4(2) OR 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS." THESE SECURITIES HAVE BEEN DETERMINED TO BE LIQUID UNDER GUIDELINES ESTABLISHED BY THE BOARD OF TRUSTEES.
 * DISCLOSURE PRESENTS ANNUALIZED YIELD AT DATE OF PURCHASE FOR DISCOUNT SECURITIES, AND COUPON FOR COUPON-BEARING SECURITIES.
PLC -- PUBLIC LIMITED CORPORATION

     The accompanying notes are an integral part of the financial statements

STATEMENT OF OPERATIONS                                    AIG MONEY MARKET FUND
FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 1998 (UNAUDITED)
================================================================================


AIG MONEY MARKET FUND                                               (000)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Interest                                                        $16,830
                                                                   -------
     Total Investment Income                                        16,830
                                                                   -------

EXPENSES:
   Investment Advisory Fees                                            744
   Waiver of Investment Advisory Fees                                 (298)
   Administrative Fees                                                 201
   Waiver of Administrative Fees                                       (29)
   Custodian Fees                                                       27
   Professional Fees                                                    21
   Distribution Fees (1)                                               238
   Transfer Agent Fees                                                  30
   Printing Fees                                                        36
   Trustee Fees                                                          3
   Registration and Filing Fees                                         30
   Rating Fees                                                           9
   Insurance and Other Fees                                             14
                                                                   -------
       Total Expenses, Net                                           1,026
                                                                   -------
     Net Investment Income                                          15,804
                                                                   -------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $15,804
                                                                   =======

(1) Distribution fees are incurred by Class B shares only.




     The accompanying notes are an integral part of the financial statements

STATEMENT OF CHANGES IN NET ASSETS                         AIG MONEY MARKET FUND
FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 1998 (UNAUDITED) AND THE YEAR ENDED OCTOBER 31, 1997.
================================================================================
                                          11/1/97 TO             11/1/96 TO
                                            4/30/98               10/31/97
AIG MONEY MARKET FUND                        (000)                  (000)
--------------------------------------------------------------------------------

INVESTMENT ACTIVITIES:
   Net Investment Income                 $    15,804            $    23,905
   Net Realized Gain on Securities                 0                      2
                                         -----------            -----------
     Increase in Net Assets Resulting
        from Operations                       15,804                 23,907
                                         -----------            -----------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income
     Class A                                 (12,385)               (17,990)
     Class B                                  (3,419)                (5,915)
                                         -----------            -----------
   Total Distributions                       (15,804)               (23,905)
                                         -----------            -----------
SHARE TRANSACTIONS (AT $1.00 PER SHARE):
   Class A
     Shares Issued                        13,083,598             24,277,294
     Shares Issued in Lieu of
        Cash Distributions                    12,012                 17,863
     Shares Redeemed                     (13,118,633)           (24,219,898)
                                         -----------            -----------
       Net Class A Share Transactions        (23,023)                75,259
                                         -----------            -----------
   Class B
     Shares Issued                           253,435                398,868
     Shares Issued in Lieu of
        Cash Distributions                     3,416                  5,874
     Shares Redeemed                        (244,660)              (431,373)
                                         -----------            -----------
       Net Class B Share Transactions         12,191                (26,631)
                                         -----------            -----------
Increase (Decrease) in Net Assets
         From Share Transactions             (10,832)                48,628
                                         -----------            -----------
Total Increase (Decrease) in Net Assets      (10,832)                48,630
NET ASSETS:
   Beginning of Period                       437,879                389,249
                                         -----------            -----------
   End of Period                         $   427,047            $   437,879
                                         ===========            ===========


     The accompanying notes are an integral part of the financial statements


FINANCIAL HIGHLIGHTS                                                                                           AIG MONEY MARKET FUND
FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 1998 (UNAUDITED) AND THE PERIODS ENDED OCTOBER 31.
====================================================================================================================================
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
                                                                                                                        RATIO
                                                                                                             RATIO      OF NET
                        NET                               NET               NET                   RATIO   OF EXPENSES   INCOME
                       ASSET             DISTRIBUTIONS   ASSET            ASSETS     RATIO       OF NET   TO AVERAGE  TO AVERAGE
                       VALUE       NET      FROM NET     VALUE              END    OF EXPENSES   INCOME   NET ASSETS  NET ASSETS
                     BEGINNING INVESTMENT  INVESTMENT     END     TOTAL  OF PERIOD TO AVERAGE  TO AVERAGE (EXCLUDING  (EXCLUDING
                     OF PERIOD   INCOME     INCOME     OF PERIOD  RETURN   (000)   NET ASSETS  NET ASSETS   WAIVERS)    WAIVERS)
                     --------  ---------- ------------ ---------  ------  --------- ----------  ---------- ----------- -----------
---------------------
AIG MONEY MARKET FUND
---------------------

   CLASS A
     1998**           $1.00       0.03       (0.03)      $1.00    5.40%   $306,103    0.26%       5.40%       0.37%      5.29%
     1997             $1.00       0.05       (0.05)      $1.00    5.41%   $329,125    0.27%       5.30%       0.39%      5.18%
     1996             $1.00       0.05       (0.05)      $1.00    5.26%   $253,865    0.39%       5.15%       0.41%      5.13%
     1995*(1)         $1.00       0.05       (0.05)      $1.00    5.75%   $313,657    0.40%       5.60%       0.47%      5.53%
   CLASS B
     1998**           $1.00       0.02       (0.02)      $1.00    5.04%   $120,944    0.62%       5.03%       0.73%      4.92%
     1997             $1.00       0.05       (0.05)      $1.00    5.04%   $108,754    0.63%       4.93%       0.74%      4.82%
     1996             $1.00       0.05       (0.05)      $1.00    4.89%   $135,384    0.74%       4.79%       0.77%      4.76%
     1995*(1)         $1.00       0.04       (0.04)      $1.00    5.43%   $120,482    0.75%       5.18%       0.85%      5.08%

  * Annualized
 ** For the period ended April 30, 1998. All ratios including total return have been annualized.
(1) The AIG Money  Market  Fund Class A and Class B  commenced  operations  on  December  1, 1994 and  February  16,  1995, respectively.

                           The accompanying notes are an integral part of the financial statements


NOTES TO FINANCIAL STATEMENTS                              AIG MONEY MARKET FUND
APRIL 30, 1998 (UNAUDITED)
================================================================================

1.   ORGANIZATION:

     THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company with seven portfolios. The financial statements herein are those of one such portfolio, the AIG Money Market Fund (the "Fund"), which offers two classes of shares: Class A and Class B. The financial statements of the remaining portfolios are presented separately. The assets of each portfolio are segregated, and a Shareholder's interest is limited to the portfolio in which shares are held. The Fund's prospectuses provide a description of the Fund's investment objectives, policies and strategies.

2.   SIGNIFICANT ACCOUNTING POLICIES:

     The following is a summary of the significant accounting policies followed by the Fund.

          SECURITY VALUATION -- Investment securities are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

          FEDERAL INCOME TAXES -- It is the Fund's intention to qualify as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes is required.

          SECURITY TRANSACTIONS AND RELATED INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period.

          NET ASSET VALUE PER SHARE -- The net asset value per share of the Fund is calculated on each business day by dividing the total value of assets, less liabilities, by the number of shares outstanding.

          REPURCHASE   AGREEMENTS  --  Securities   pledged  as  collateral  for
          repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements and provisions adopted by the Adviser ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

          EXPENSES -- Expenses that are directly related to the Fund are charged directly to the Fund. Other operating expenses of the Trust are prorated to the portfolios on the basis of relative net asset value. Class specific expenses, such as the 12b-1 fees, are borne by that class. Income, other expenses and realized gains and losses of the Fund are allocated to the respective classes on the basis of the relative net asset value each day.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)                  AIG MONEY MARKET FUND
APRIL 30, 1998 (UNAUDITED)
================================================================================

          DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared daily and paid to Shareholders monthly. Any net realized capital gains are distributed to Shareholders at least annually.

          Distributions from net investment income and net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital in the period that the differences arise. These reclassifications have no effect on net assets or net asset value.

          USE OF ESTIMATES --The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.   ORGANIZATION COSTS AND TRANSACTIONS WITH AFFILIATES:

     Organizational costs have been capitalized by the Trust and are being amortized over sixty months commencing with operations. In the event any of the initial shares of the Trust are redeemed by any holder thereof during the period that the Trust is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Portfolio will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption. Organization costs include legal fees of approximately $21,000 for organizational work performed by a law firm of which a trustee of the Trust is a partner and two officers of the Trust are partners.

     Certain officers of the Trust are also officers of SEI Fund Resources (the "Administrator") and/or SEI Investments Distribution Co. Such officers are paid no fees by the Trust for serving as officers of the Trust.

4.   ADMINISTRATION, SHAREHOLDER SERVICING AND DISTRIBUTION AGREEMENTS:

     The Trust and the Administrator are parties to an Administration Agreement under which the Administrator provided administrative services at an annual rate of .10% of the Fund's average daily net assets up to $50 million; .08% of the average daily net assets from $50 million up to and including $250 million; .06% of the average daily net assets from $250 million up to and including $450 million; and .05% of the average daily net assets in excess of $450 million. There is a minimum annual fee of $75,000 per portfolio plus $15,000 for each additional class.

     The Trust and the Distributor entered into a Distribution Agreement dated November 14, 1991 as Amended and Restated August 8, 1994. The Distributor receives no fees for its distribution services under this agreement.

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)                  AIG MONEY MARKET FUND
APRIL 30, 1998 (UNAUDITED)
================================================================================

     AIG Equity Sales Corp. serves as the Sub-Distributor and Shareholder Servicing Agent to the Fund. The Fund has adopted a Distribution Plan ("the Plan") relating to the Class B shares pursuant to the Investment Company Act of 1940, Rule 12b-1. The Plan provides for payment of fees to the Distributor at an annual rate of .35% of the average daily net assets of the Class B shares. Such fees are then paid to the Sub-Distributor for services provided.

     DST Systems, Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

5.   INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

     The Fund and AIG Capital Management Corp. (the "Advisor") are parties to an Investment Advisory Agreement (the "Advisory Agreement"). Under the terms of the Advisory Agreement, the Advisor receives an annual fee equal to .25% of the Fund's average daily net assets. The Advisor has voluntarily agreed to waive
 .10% of its fee, and to waive additional fees and/or reimburse certain expenses of the Portfolio in order to limit operating expenses to not more than .40% of the average daily net assets of Class A and not more than .75% of the average daily net assets of Class B. Fee waivers are voluntary and may be terminated at any time upon sixty days' written notice to the Fund.

     CoreStates Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

6.   CONCENTRATION OF CREDIT RISK:

     The Fund invests primarily in high quality money market instruments. The Fund maintains a diversified portfolio which currently has a concentration of assets in the banking industry. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic developments in the banking industry. The summary of credit quality rating for securities held by the Fund at April 30, 1998 is as follows:

                                 S & P                MOODY'S
                             ---------------       --------------
                             A1 +      81.4%       P1        100%
                             A1        18.6%       NR          0%
                                      ------                 ----
                                      100.0%                 100%

                                      NOTES

    INVESTMENT ADVISOR:
    AIG CAPITAL MANAGEMENT CORP.
    70 PINE STREET
    NEW YORK, NY 10270

    DISTRIBUTOR:
    SEI INVESTMENTS DISTRIBUTION CO.
    OAKS, PA 19456

    SUB-DISTRIBUTOR:
    AIG EQUITY SALES CORP.
    NEW YORK, NY 10270

    For information call: 1-800-845-3885






    This information must be preceded or accompanied by a current prospectus.

    AIG-F-006-04